Vessels, Net	12 Months Ended
Dec. 31, 2013
Vessels Net [Abstract]
Vessels, Net

5.Vessels, Net

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value
Balance January 1, 2012	$305,592,515	$(36,984,152)	$268,608,363
Newbuilding deliveries	46,019,408	-	46,019,408
Depreciation for the period	-	(16,251,331)	(16,251,331)
Balance December 31, 2012	$351,611,923	$(53,235,483)	$298,376,440
Newbuilding deliveries	24,581,533	-	24,581,533
Depreciation for the period	-	(16,822,057)	(16,822,057)
Balance December 31, 2013	$376,193,456	$(70,057,540)	$306,135,916

All Company’s vessels were first-priority mortgaged as collateral to the loans and credit facilities and related interest rate swaps outstanding as of December 31, 2013, except for the M/V Priceless Seas (refer to Note 8).

On May 4 and on June 18, 2012, the Company took delivery of its first two Handysize drybulk carriers; the M/V Prosperous Seas and the M/V Precious Seas, respectively, while on January 29, 2013, the Company took delivery of its third Handysize drybulk carrier; the M/V Priceless Seas. In addition, on January 7, 2014, the Company took delivery of its fourth Handysize drybulk carrier; the M/V Proud Seas (refer to Notes 4 and 8).